INVESTMENTS (FIXED MATURITIES AVAILABLE FOR SALE) (DETAILS) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Investments, Debt and Equity Securities [Abstract]
Number Of Fixed Maturities	143	76
Subprime residential mortgage loans [Member]
Investments In Fixed Maturity Securities Other Disclosure [Abstract]
Available-for-sale Securities, Amortized Cost Basis	$ 0	$ 0
Corporate [Member]
Available For Sale Securities Continuous Unrealized Loss Position [Line Items]
Less than 12 Months, Fair Value	109	44
Less than 12 Months, Gross Unrealized Losses	(6)
12 Months or Longer, Fair Value	38	14
12 Months or Longer, Gross Unrealized Losses	(2)	(1)
Total Fair Value	147	58
Total, Gross Unrealized Losses	(8)	(1)
Investments In Fixed Maturity Securities Other Disclosure [Abstract]
Available-for-sale Securities, Amortized Cost Basis	608	1,553
US Treasury Government And Agency [Member]
Available For Sale Securities Continuous Unrealized Loss Position [Line Items]
Less than 12 Months, Fair Value	21	1
Total Fair Value	21	1
Total, Gross Unrealized Losses	0	0
Investments In Fixed Maturity Securities Other Disclosure [Abstract]
Available-for-sale Securities, Amortized Cost Basis	34	106
State and Political Sub-divisions [Member]
Available For Sale Securities Continuous Unrealized Loss Position [Line Items]
Less than 12 Months, Fair Value	(1)
Total Fair Value	(1)
Total, Gross Unrealized Losses	0
Investments In Fixed Maturity Securities Other Disclosure [Abstract]
Available-for-sale Securities, Amortized Cost Basis	6	25
Foreign Govts [Member]
Available For Sale Securities Continuous Unrealized Loss Position [Line Items]
12 Months or Longer, Fair Value		2
Total Fair Value		2
Total, Gross Unrealized Losses	0	0
Investments In Fixed Maturity Securities Other Disclosure [Abstract]
Available-for-sale Securities, Amortized Cost Basis		2
Commercial Mortgage-backed [Member]
Available For Sale Securities Continuous Unrealized Loss Position [Line Items]
Less than 12 Months, Fair Value	13
Less than 12 Months, Gross Unrealized Losses	(13)	(1)
12 Months or Longer, Fair Value	8	26
12 Months or Longer, Gross Unrealized Losses	(10)	(26)
Total Fair Value	21	26
Total, Gross Unrealized Losses	(23)	(27)
Investments In Fixed Maturity Securities Other Disclosure [Abstract]
Available-for-sale Securities, Amortized Cost Basis	46	57
Residential Mortgage-backed [Member]
Investments In Fixed Maturity Securities Other Disclosure [Abstract]
Available-for-sale Securities, Amortized Cost Basis		19
Asset-backed [Member]
Investments In Fixed Maturity Securities Other Disclosure [Abstract]
Available-for-sale Securities, Amortized Cost Basis		9
Redeemable preferred stock [Member]
Available For Sale Securities Continuous Unrealized Loss Position [Line Items]
Less than 12 Months, Fair Value	8	14
Less than 12 Months, Gross Unrealized Losses	(2)
12 Months or Longer, Fair Value		30
12 Months or Longer, Gross Unrealized Losses		(1)
Total Fair Value	8	44
Total, Gross Unrealized Losses	(2)	(1)
Investments In Fixed Maturity Securities Other Disclosure [Abstract]
Available-for-sale Securities, Amortized Cost Basis	18	97
Fixed Maturities [Member]
Available For Sale Securities Continuous Unrealized Loss Position [Line Items]
Less than 12 Months, Fair Value	152	59
Less than 12 Months, Gross Unrealized Losses	(21)	(1)
12 Months or Longer, Fair Value	46	72
12 Months or Longer, Gross Unrealized Losses	(12)	(28)
Total Fair Value	198	131
Total, Gross Unrealized Losses	(33)	(29)
Investments In Fixed Maturity Securities Other Disclosure [Abstract]
Debt Securities Exposure In Single Issuer Greater Than Stated Percentage Of Total Investments	2.80%
Debt Securities Exposure In Single Issuer Of Total Investments	27	27
Available-for-sale Securities, Amortized Cost Basis	712	1,868
Unrealized investment gains (losses)	1	158
The carrying value of fixed maturities non-income producing	2
Fixed Maturities [Member] | Other Than Investment Grade [Member]
Investments In Fixed Maturity Securities Other Disclosure [Abstract]
Available-for-sale Securities, Amortized Cost Basis Other Than Investment Grade	60	125
Percentage Of Available For Sale Securities	8.40%	6.70%
Unrealized investment gains (losses)	$ 22	$ 17